Borrowings - Summary of Borrowings (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0	£ 0
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0	£ 0
Revolving Credit Facility | SONIA/EURIBOR/USD LIBOR + variable margin | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.00%
Revolving Credit Facility | SONIA/EURIBOR/USD LIBOR + variable margin | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.65%